SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
Schedule of share capital

	December 31,		December 31,
	2022		2022
	Quantity	(%)	Quantity	(%)

Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01	367,612,329	27.01
Controller	195,064,797	14.33	194,809,797	14.31
Managements and related persons	34,102,309	2.51	33,800,534	2.48
Alden Fundo de Investimento em Ações	26,154,744	1.91	26,154,744	1.92
	622,934,179	45.76	622,377,404	45.72
Treasury (Note 25.5)	51,911,569	3.81	12,042,004	0.88
Other shareholders	686,417,836	50.43	726,844,176	53.40
	1,361,263,584	100.00	1,361,263,584	100.00

Schedule of calculation of mandatory minimum dividends

In the year ended December 31, 2022, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (ii) above, as well as the reserves, as set forth below:

December, 31 2022
Accounting EBITDA	29,630,671
Non-recurring and/or non-cash items	(1,435,769)
Adjusted EBTIDA	28,194,902
Capex Maintenance (Sustain)	(5,631,234)
GCO = Adjusted EBTIDA - Capex Maintenance	22,563,668

Dividends (10%) - Art. 26, “c” of the Bylaws (iii)	2,256,367
Advance/interim dividends (i)	2,350,000
Additional dividends (ii)	(93,633)

(i)

On December 2, 2022, through a notice to shareholders, the distribution of interim dividends by the Company was approved, in the amount of R$2,350,000, at the rate of R$1.794780909 per share, considering the number of shares “ ex-treasury”, related to net income calculated in 2022. The payment of interim dividends was made on December 27, 2022, in Reais.

(ii)

The early payment of dividends related to 2022, in the amount of R$2,350,000, was imputed to the mandatory minimum dividends determined at the end of the year, in the amount of R$2,256,367, and includes the proposed additional dividend of R$93,633.

Schedule of other reserves

				Exchange
			Exchange	variation on
			variation	conversion of
			and fair	financial
	Debenture		value of	statements of
	conversion		financial	foreign	Deemed
	5th issue	Actuarial loss	assets	subsidiaries	cost	Total
Balances at December 31, 2020	(45,746)	(216,155)	6,511	207,130	2,178,204	2,129,944
Actuarial gain		78,964				78,964
Gain on conversion of financial assets and fair value			1,333			1,333
Gain on conversion of financial statements and on foreign investments				45,181		45,181
Partial realization of deemed cost, net of taxes					(140,515)	(140,515)
Balances at December 31, 2021	(45,746)	(137,191)	7,844	252,311	2,037,689	2,114,907
Actuarial loss		(7,608)				(7,608)
Loss on conversion of financial assets and fair value			(5,681)			(5,681)
Loss on conversion of financial statements and on foreign investments				(249,093)		(249,093)
Partial realization of deemed cost, net of taxes					(133,009)	(133,009)
Balances at December 31, 2022	(45,746)	(144,799)	2,163	3,218	1,904,680	1,719,516

Schedule of treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2020	12,042,004	18.13	218,265	704,939
Balances at December 31, 2021	12,042,004	18.13	218,265	723,845
Realization in the restricted shares plan	(130,435)	18.13	(2,365)	8,156
Repurchase	40,000,000	47.61	1,904,424	1,904,424
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214

Schedule of result absorption

				Reserve
	Limit on	Distribution of results		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2022	2021	2022	2021
Realization of deemed cost, net of taxes		(133,009)	(140,515)
Tax incentive reserve		66,871	812,909	879,278	812,909
Legal reserve	20%	1,169,080	235,019	1,404,099	235,019
Capital increase reserve	80%	17,937,885	2,513,663	19,732,050	2,513,663
Special statutory reserve		1,993,098	279,295	2,192,442	279,344
Capital reserve				18,425	15,455
Unclaimed dividends forfeited		(2,308)
Reserve for the distribution of dividends			86,889		86,889
Proposed additional dividend		93,633
Proposed minimum mandatory dividends		2,256,367	913,111
		23,381,617	4,700,371	24,226,294	3,943,279